Loans Payable to Third Parties	12 Months Ended
Aug. 31, 2023
Loans Payable to Third Parties [Abstract]
Loans payable to third parties
6.	Loans payable to third parties

	August 31,	August 31,
	2023	2022
Loans payable to third parties - current	$5,705	$4,500
Loans payable to third parties - non-current	1,200	-
Loans payable to third parties	$6,905	$4,500

In August 2023, Metaverse Digital entered into an agreement with Ms Nana Feng, pursuant to which Metaverse Digital borrowed a loan of $0.2 million with 5% interest rate per annum from August 25, 2023 to August 24, 2024.

In March 2023, Metaverse Digital entered into an agreement with Mr. Zhang Zhenning, pursuant to which Metaverse Digital borrowed a loan of $0.1 million with 2% interest rate per annum from March 31, 2023 to March 30, 2024.

In February 2023, Metaverse Digital entered into an agreement with Ms Nana Feng, pursuant to which Metaverse Digital borrowed a loan of $0.1 million with 5% interest rate per annum from June 30, 2023 to June 29, 2024.

In February 2023, the Company entered into two agreements with Mr. Zhang Zhenning, pursuant to which the Company borrowed a loan of $0.6 million with 5% interest rate per annum from February 14, 2023 to February 13, 2024.

In February 2023, Metaverse Digital entered into an agreement with Mr. Zhang Zhenning, pursuant to which Metaverse Digital borrowed a loan of $0.1 million with 5% interest rate per annum from February 13, 2023 to February 12, 2024.

In January 2023, the Company entered into an agreement with Mr. Zhang Zhenning, pursuant to which the Company borrowed a loan of $0.1 million with 5% interest rate per annum from January 31, 2023 to January 30, 2024.

In December 2022, Metaverse Digital entered into an agreement with WWJ Group, Inc, pursuant to which Metaverse Digital borrowed a loan of $0.2 million with 5% interest rate per annum from December 23, 2022 to December 22, 2023 and with one year extension to December 22, 2024.

In October 2022, the Company entered into an agreement with Webao Limited, pursuant to which the Company borrowed a loan of $1.0 million with 2% interest rate per annum from October 28, 2022 to October 27, 2023 and with one year extension to October 27, 2024.

In July 2022, Metaverse Digital entered into an agreement with WWJ Group, Inc, pursuant to which Metaverse Digital borrowed a loan of $1.2 million with 5% interest rate per annum from July 22, 2022 to July 21, 2023 and with one year extension to July 21, 2024.

In April 2022, Metaverse Digital entered into an agreement with Mr. Zhang Zhenning, pursuant to which Metaverse Digital borrowed a loan of $1.0 million with nil interest rate from April 26, 2022 to April 25, 2023 and with one year extension to April 25, 2024.

In February 2022, Metaverse Digital entered into an agreement with Mr. Zhang Zhenning, pursuant to which the Company borrowed a loan of $1.5 million with 5% interest rate per annum from February 8, 2022 to February 7, 2023 and with one year extension to February 7, 2024.

In December 2021, the Company entered into an agreement with Mr. Zhang Zhenning, pursuant to which the Company borrowed a loan of $0.6 million with 12% interest rate per annum from December 8, 2021 to December 7, 2022 and with one year extension to December 7, 2023.

In December 2021, the Company entered into an agreement with Mr. Zhang Zhenning, pursuant to which the Company borrowed a loan of $0.2 million with 12% interest rate per annum from December 10, 2021 to December 9, 2022 and with one year extension to December 9, 2023.